Statutory Reserves and Restricted Net Assets - Statement of Financial Position (Parenthetical) (Detail) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 20, 2017
Mezzanine equity, shares outstanding	0	109,481,969	109,481,969
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, authorized	0	390,518,031		500,000,000
Ordinary shares, issued	0	48,253,425
Ordinary shares, outstanding	0	48,253,425
Parent Company [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	0	390,518,031
Ordinary shares, issued	0	48,253,425
Ordinary shares, outstanding	0	48,253,425
Series A Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	15,040,570
Mezzanine equity, shares issued	0	15,040,570
Mezzanine equity, shares outstanding	0	15,040,570
Series B Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	7,085,330
Mezzanine equity, shares issued	0	7,085,330
Mezzanine equity, shares outstanding	0	7,085,330
Series C Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	23,786,590
Mezzanine equity, shares issued	0	23,786,590
Mezzanine equity, shares outstanding	0	23,786,590
Series D Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	37,152,161
Mezzanine equity, shares issued	0	37,152,161
Mezzanine equity, shares outstanding	0	37,152,161
Series E Redeemable Convertible Preferred Stock [Member] | Parent Company [Member]
Mezzanine equity, par value (in dollars per share)	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	0	26,417,318
Mezzanine equity, shares issued	0	26,417,318
Mezzanine equity, shares outstanding	0	26,417,318
Common Class A [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	483,068,176	0
Ordinary shares, issued	163,294,773	0
Ordinary shares, outstanding	163,294,773	0
Common Class A [Member] | Parent Company [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	483,068,176	0
Ordinary shares, issued	163,294,773	0
Ordinary shares, outstanding	163,294,773	0
Common Class B [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	16,931,824	0
Ordinary shares, issued	16,931,824	0
Ordinary shares, outstanding	16,931,824	0
Common Class B [Member] | Parent Company [Member]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	16,931,824	0
Ordinary shares, issued	16,931,824	0
Ordinary shares, outstanding	16,931,824	0